UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.6%
--------------------------------------------------------------------------------
                                                 SHARES               VALUE
                                             ------------        -------------
CONSUMER DISCRETIONARY -- 12.6%
  Aftermarket Technology*                          59,700        $   1,649,511
  Bright Horizons Family Solutions*                59,300            2,290,166
  Corinthian Colleges*                             99,300            1,373,319
  Gentex                                          172,900            3,077,620
  Harte-Hanks                                     113,600            2,964,960
  Laureate Education*                              46,400            2,739,920
  Matthews International, Cl A                     50,900            2,145,944
  Regis                                            84,300            3,222,789
  Stewart Enterprises, Cl A                       395,100            2,971,152
  Universal Technical Institute*                   54,300            1,361,301
                                                                 --------------
                                                                    23,796,682
                                                                 --------------
CONSUMER STAPLES -- 8.4%
  Central Garden and Pet*                         113,600            1,682,416
  Central Garden and Pet, Cl A*                   113,600            1,626,752
  Chattem*                                         22,700            1,297,078
  Del Monte Foods                                 282,800            3,280,480
  Hain Celestial Group*                            29,600              888,888
  Lancaster Colony                                 57,300            2,419,779
  Lance                                            58,500            1,294,605
  WD-40                                            98,800            3,416,504
                                                                 --------------
                                                                    15,906,502
                                                                 --------------
ENERGY -- 7.8%
  Berry Petroleum, Cl A                            59,300            2,019,758
  Comstock Resources*                              59,300            1,681,155
  Encore Acquisition*                              84,000            2,243,640
  Helix Energy Solutions Group*                    59,300            2,268,818
  PetroHawk Energy*                               113,600            1,641,520
  Superior Energy Services*                        54,300            1,972,719
  TETRA Technologies*                              39,500            1,046,355
  Whiting Petroleum*                               44,000            1,936,880
                                                                 --------------
                                                                    14,810,845
                                                                 --------------
FINANCIALS -- 12.8%
  Boston Private Financial Holdings                84,000            2,336,040
  Cathay General Bancorp                           39,500            1,295,205
  CVB Financial                                    84,000              997,080
  East West Bancorp                                44,500            1,773,770
  First Mercury Financial*                         57,300            1,186,110
  First Midwest Bancorp                            44,500            1,599,330
  First Republic Bank                              22,000            1,190,200
  Frontier Financial                               25,900              643,615
  Glacier Bancorp                                  34,600              743,208
  Hanmi Financial                                  64,200            1,053,522
  Independent Bank                                 29,600              879,120
  National Financial Partners                      30,100            1,386,707
  Navigators Group*                                34,600            1,767,714
  PrivateBancorp                                   59,300            1,946,819
  Prosperity Bancshares                            29,600            1,026,824
  RLI                                              29,600            1,648,424
  Sterling Bancshares                              59,300              677,799

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                 SHARES               VALUE
                                             ------------        -------------
FINANCIALS -- CONTINUED
  Waddell & Reed Financial, Cl A                   84,000        $   2,034,480
                                                                 --------------
                                                                    24,185,967
                                                                 --------------
HEALTH CARE -- 14.1%
  American Medical Systems Holdings*              120,100            2,129,373
  Arrow International                              34,600            1,101,664
  Arthrocare*                                      82,900            3,420,454
  Bio-Rad Laboratories, Cl A*                      30,100            2,130,177
  Cooper                                           59,300            3,030,230
  Gen-Probe*                                       44,500            2,274,395
  Greatbatch*                                      47,900            1,390,537
  Integra LifeSciences Holdings*                   29,600            1,348,872
  Kyphon*                                          39,500            1,841,095
  NuVasive*                                        44,500            1,146,765
  Respironics*                                     23,500              957,860
  SonoSite*                                        59,300            1,718,514
  Ventana Medical Systems*                         48,100            2,337,179
  Wright Medical Group*                            74,100            1,750,242
                                                                 --------------
                                                                    26,577,357
                                                                 --------------
INDUSTRIALS -- 15.9%
  Actuant, Cl A                                    59,400            3,148,200
  Administaff                                      74,100            2,459,379
  CLARCOR                                          74,100            2,337,114
  CoStar Group*                                    24,700            1,205,607
  Esterline Technologies*                          22,500              938,925
  First Advantage, Cl A*                           84,000            1,955,520
  G&K Services, Cl A                               62,600            2,184,740
  Heico, Cl A                                      65,700            2,033,415
  IDEX                                             59,300            3,111,471
  Kaydon                                           37,700            1,791,881
  Kennametal                                       29,600            2,088,576
  Schawk                                          157,200            2,834,316
  UTi Worldwide                                    69,100            1,621,777
  Waste Connections*                               74,800            2,331,516
                                                                 --------------
                                                                    30,042,437
                                                                 --------------
INFORMATION TECHNOLOGY -- 16.3%
  Ansys*                                           41,600            2,129,920
  Blackbaud                                        49,200            1,086,336
  Concur Technologies*                             84,000            1,492,680
  Digital River*                                   34,600            2,025,138
  eCollege.com*                                    84,000            1,555,680
  eFunds*                                         113,600            3,169,440
  Entegris*                                        71,700              840,324
  Euronet Worldwide*                              118,500            3,300,225
  Jack Henry & Associates                         123,400            2,930,750
  Kronos*                                          37,100            2,024,547
  National Instruments                             48,800            1,359,568
  RightNow Technologies*                          123,400            1,833,724
  Stratasys*                                       50,400            2,395,512
  Taleo, Cl A*                                     94,300            1,438,075
  TALX                                             32,500            1,120,925

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                 SHARES               VALUE
                                             ------------        -------------
INFORMATION TECHNOLOGY -- CONTINUED
  WebEx Communications*                            35,900        $   2,036,966
                                                                 --------------
                                                                    30,739,810
                                                                 --------------
MATERIALS -- 2.7%
  AptarGroup                                       69,100            5,061,575
                                                                 --------------
  TOTAL COMMON STOCK
     (Cost $160,131,879)                                           171,121,175
                                                                 --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 20.1%
--------------------------------------------------------------------------------
                                                  FACE
                                                 AMOUNT               VALUE
                                             --------------      --------------
  Morgan Stanley,
   5.000%, dated 04/30/07, to be
   repurchased on 05/01/07, repurchase
   price $37,923,233 (collateralized by
   a U.S. Treasury Bond, par value
   $27,787,527, 8.750%, 08/15/20, total
   market value $38,676,325)
  (Cost $37,917,966)                         $ 37,917,966           37,917,966
                                                                 --------------
  TOTAL INVESTMENTS -- 110.7%
     (Cost $198,049,845)+                                        $ 209,039,141
                                                                 ==============

       PERCENTAGES ARE BASED ON NET ASSETS OF $188,774,780.

    *  NON-INCOME PRODUCING SECURITY
   CL  -- CLASS

    + AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $198,049,845, AND THE UNREALIZED APPRECIATION AND (DEPRECIATION) WERE $12,715,857 AND $(1,726,561), RESPECTIVELY.

       FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL
       STATEMENTS.


                                                                 CSC-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk, President

Date: June 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk, President

Date: June 28, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: June 28, 2007


*  Print the name and title of each signing officer under his or her signature.